Intangible Assets - Summary of Carrying Amounts of Each Class of Intangible Assets (Detail) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Disclosure Of Intangible Assets [Line Items]
Intangible assets	$ 888	$ 2,845	$ 23,078,202	$ 23,080,592
Licenses
Disclosure Of Intangible Assets [Line Items]
Intangible assets	0	0	23,073,400	23,073,400
Computer Software
Disclosure Of Intangible Assets [Line Items]
Intangible assets	$ 888	$ 2,845	$ 4,802	$ 7,192